Auditor's Fees and Services - Schedule of Auditor's Fees and Services (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Auditors Fees And Services
Auditing services	€ 360	€ 239	€ 165
(of which for the previous year)	(22)	(50)	(16)
Auditor's fees and services	€ 338	€ 189	€ 149